Intangibles (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of changes in intangible assets

	Domain name	Application & technology development & website content	Brand name	Subscriber & sponsorship relationships	Player contracts	Multi channel network license	Talent management & owned & operated content brand	Talent contracts & digital content	Game application & technology development	Total

Cost
Balance, December 31, 2019	$40,930,000	$3,252,104	$8,602,563	$6,832,646	$2,901,900	$-	$-	$-	$-	$62,519,213
Mergers and Acquisitions (Note 5)	-	-	-	-	-	10,749,000	9,363,000	5,507,000	-	25,619,000
Disposals	-	-	-	-	(2,590,700)	-	-	-	-	(2,590,700)
Effect of movement in foreign exchange rates	-	(1,182)	-	-	-	-	-	-	-	(1,182)
Balance, December 31, 2020	$40,930,000	$3,250,922	$8,602,563	$6,832,646	$311,200	$10,749,000	$9,363,000	$5,507,000	$-	$85,546,331
Mergers and Acquisitions (Note 5)	9,779,000	13,684,000	25,928,000	1,070,000	-	-	-	-	5,988,000	56,449,000
Effect of movement in foreign exchange rates	125,054	20,256	43,569	11,759	-	-	-	-	75,887	276,525
Balance, December 31, 2021	$50,834,054	$16,955,178	$34,574,132	$7,914,405	$311,200	$10,749,000	$9,363,000	$5,507,000	$6,063,887	$142,271,856

Accumulated amortization
Balance, December 31, 2019	$-	$395,893	$-	$239,200	$1,866,800	$-	$-	$-	$-	$2,501,893
Amortization	-	1,627,117	-	716,300	1,035,100	365,200	-	787,100	-	4,530,817
Disposals	-	-	-	-	(2,590,700)	-	-	-	-	(2,590,700)
Effect of movement in foreign exchange rates	-	(1,686)	-	-	-	-	-	-	-	(1,686)
Balance, December 31, 2020	$-	$2,021,324	$-	$955,500	$311,200	$365,200	$-	$787,100	$-	$4,440,324
Amortization	-	2,366,160	-	899,727	-	1,074,920	-	2,316,840	2,014,866	8,672,513
Effect of movement in foreign exchange rates	-	7,282	-	1,008	-	-	-	-	12,134	20,424
Balance, December 31, 2021	$-	$4,394,766	$-	$1,856,235	$311,200	$1,440,120	$-	$3,103,940	$2,027,000	$13,133,261

Net book value
Balance, December 31, 2020	$40,930,000	$1,229,598	$8,602,563	$5,877,146	$-	$10,383,800	$9,363,000	$4,719,900	$-	$81,106,007
Balance, December 31, 2021	$50,834,054	$12,560,412	$34,574,132	$6,058,170	$-	$9,308,880	$9,363,000	$2,403,060	$4,036,887	$129,138,595